Goodwill and Other Intangible Assets	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
8. Goodwill and Other Intangible Assets

	Weighted Average Life at 7/31/2021	July 31, 2021				January 31, 2021
		Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Goodwill		$7,060	$—	$(7,060)	$—	$7,060	$—	$(7,060)	$—

Proprietary rights	6.4	$8,220	$(3,920)	$—	$4,300	$7,781	$(3,688)	$—	$4,093
Customer relationships	0.4	5,024	(4,748)	—	276	5,024	(4,513)	—	511
Patents	3.1	2,440	(1,653)	—	787	2,440	(1,528)	—	912
Trade name	4.8	894	(80)	(760)	54	894	(74)	(760)	60
Developed technology	4.4	1,430	(798)	—	632	1,430	(727)	—	703
Other	2.8	684	(278)	—	406	684	(213)	—	471

Amortizable intangible assets		$18,692	$(11,477)	$(760)	$6,455	$18,253	$(10,743)	$(760)	$6,750

As of January 31, 2021, the Company has recorded impairment expense equal to 100% of the gross carrying amount of goodwill. As a result, no further review of goodwill is required. On January 31, 2021, the Company completed an annual review of amortizable intangible assets. Based on a review of qualitative factors it was determined it was more likely than not that the fair market value of intangible assets was greater than its carrying value. During the six months ended July 31, 2021, there have been no substantive indicators of impairment.
Aggregate amortization expense was $618,000 and $794,000 for the six months ended July 31, 2021 and 2020, respectively. As of July 31, 2021, future estimated amortization expense related to amortizable intangible assets was estimated to be (in thousands):

For fiscal years ending January 31
2022	$588
2023	1,167
2024	1,032
2025	837
2026	700
Thereafter	2,131

Total	$6,455

11. Goodwill and Other Intangible Assets
Goodwill and other intangible assets from continuing operations consisted of the following:

	Weighted Average Life at 1/31/20	January 31, 2021				January 31, 2020
		Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount

		(in thousands)				(in thousands)
Goodwill		$7,060	$—	$(7,060)	$—	$7,060	$—	$(4,529)	$2,531

Proprietary rights	7.2	$7,781	$(3,688)	—	4,093	$9,247	$(4,950)	—	4,297
Customer relationships	0.8	5,024	(4,513)	—	511	5,024	(3,831)	—	1,193
Patents	3.6	2,440	(1,528)	—	912	2,440	(1,277)	—	1,163
Trade name	5.3	894	(74)	(760)	60	894	(63)	(760)	71
Developed technology	4.9	1,430	(727)	—	703	1,430	(584)	—	846
Other	3.4	684	(213)	—	471	653	(87)	—	566

Amortizable intangible assets		$18,253	$(10,743)	$(760)	$6,750	$19,688	$(10,792)	$(760)	$8,136

As of January 31, 2021, the Company completed its annual review of intangible assets. Based on a review of qualitative factors it was determined it was more likely than not that the fair value of our Seamap reporting unit was greater than its carrying value. Based on a review of qualitative and quantitative factors it was determined it was more likely than not that the fair value of our Klein reporting unit was greater than its carrying value. Accordingly, we did not record an impairment charge related to intangible assets in the Seamap and Klein reporting units.
Due to the economic impact of the global pandemic, the decline in oil prices during the three months ended April 30, 2020 and a decline in the market value of the Company’s equity securities, the Company performed a quantitative review of the Seamap reporting unit and concluded that goodwill had been impaired. As a result, the Company recorded an impairment expense of approximately $2.5 million related to goodwill in the Seamap reporting unit during the quarter ended April 30, 2020.
As
of January 31, 2020, the Company completed its annual review of goodwill and indefinite lived intangible assets. Based on a review of qualitative factors it was determined it was more likely than not that the fair value of our Seamap reporting unit was greater than its carrying value. Based on a review of qualitative and quantitative factors it was determined it was more likely than not that the fair value of our Klein reporting unit was not greater than its carrying value. Accordingly, we recorded an impairment of approximately $760,000 related to indefinite lived intangible assets in the Klein reporting unit.
Aggregate amortization expense was $1.8 million, and $1.8 million for the fiscal years ended January 31, 2021 and 2020, respectively. As of January 31, 2021, future estimated amortization expense related to amortizable intangible assets is estimated to be (in thousands):

For fiscal year ending January 31:
2022	$1,266
2023	1,125
2024	989
2025	828
2026	658
Thereafter	1,884

Total	$6,750